SCHEDULE I-FINANCIAL INFORMATION OF PARENT COMPANY- CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Net income (loss)	¥ (193,709)	$ (30,003)	¥ (741,013)	¥ (2,258,895)	$ (346,191)	¥ (2,159,576)	¥ 1,981,804
Other comprehensive income:
Foreign currency translation adjustments	(44,892)	(6,953)	24,021	(99,173)	(15,199)	12,126	84,430
Unrealized gains (losses) on available for sale investments, net of tax of nil			(100)			(99)	(1,146)
Total comprehensive income (loss) attributable to 9F Inc.	¥ (238,601)	$ (36,956)	¥ (717,092)	(2,358,068)	(361,390)	(2,147,549)	2,065,088
Parent Company | Reportable legal entities
Condensed Statement of Income Captions [Line Items]
Net income (loss)				(2,258,895)	(346,191)	(2,159,576)	1,981,804
Other comprehensive income:
Foreign currency translation adjustments				(97,245)	(14,903)	12,126	84,430
Unrealized gains (losses) on available for sale investments, net of tax of nil						(99)	(1,146)
Total comprehensive income (loss) attributable to 9F Inc.				¥ (2,356,140)	$ (361,094)	¥ (2,147,549)	¥ 2,065,088